Discontinued Operations - Gain on disposal of discontinued operations (Details) - Disposal by sale - SEV related business - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received for sale of SEV battery packs business	¥ 60,000	¥ 60,000
Carrying value of net assets transferred	(42,637)
Gain on disposal of discontinued operations	¥ 17,363